Stradley Ronon Stevens & Young, LLP 191 N. Wacker Drive, Suite 1601 Chicago, IL 60606 Telephone 312.964.3500 Fax 312.964.3501 www.stradley.com

Alan P. Goldberg, Esq.

312.964.3503

agoldberg@stradley.com

1933 Act Rule 497(j)

1933 Act File No. 333-225911

August 8, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Ivy Large Cap Growth Fund, a series of Ivy Funds (the “Trust”)
File Nos. 333-225911
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus/Proxy Statement and Statement of Additional Information that would have been filed under paragraph (b) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14. The Amendment was filed electronically with the U.S. Securities and Exchange Commission on August 8, 2018 (Accession No. 0001193125-18-241390).

Please direct any questions or comments relating to this certification to me at the above referenced number or, in my absence, to Mark R. Greer at 312.964.3505.

Very truly yours,

/s/ Alan P. Goldberg
Alan P. Goldberg, Esquire

A Pennsylvania Limited Liability Partnership